Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION TO FORM 5500	RECONCILIATION TO FORM 5500
Net assets available for benefits in the accompanying financial statements report fully benefit-responsive investment contracts at contract value; however, the contracts are recorded at fair value in the Plan’s Form 5500. Certain loans in default have been recorded as distributions in the Plan’s Form 5500; however, these loans have been maintained as notes receivable from participants in the net assets available for benefits in the accompanying financial statements. If applicable, distributions payable to participants are not included as a liability within net assets available for benefits in the accompanying financial statements, however, they are recorded as liabilities in the Plan’s Form 5500. There were no distributions payable as of December 31, 2025 and 2024. The following table reconciles net assets available for benefits per the financial statements to the Plan’s Form 5500 as filed by the Plan:

	2025	2024
Net assets available for benefits per financial statements	$1,494,798,925	$1,415,164,649
Adjustments:
Contract value to fair value for fully benefit-responsive investment contracts	(2,450,091)	(4,910,238)
Deemed distributions of participant loans	(442,807)	(1,238,392)
Amounts reported per Form 5500	$1,491,906,027	$1,409,016,019
The following table reconciles the net increase in net assets available for benefits per the financial statements to the Form 5500 as filed by the Plan for 2025:

Net Increase
Amounts reported per financial statements	$79,634,276
Adjustments:
Changes in adjustment from contract value to fair value for fully benefit-responsive investment contracts	2,460,147
Changes in deemed distributions of participant loans	795,585
Amounts reported per Form 5500	$82,890,008